Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement
The following table summarized the Group’s restricted shares movement during the six months ended June 30, 2022 and 2023:

	2023	2022
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	496,752	1,009,724
Vested	(496,752)	(512,972)

Outstanding as of June 30,	—	496,752

The following table summarized the Group’s restricted shares movement during the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	40,583,273	14,447,616	8,094,901
Vested	(26,135,657)	(6,352,715)	(1,164,666)

Outstanding at December 31,	14,447,616	8,094,901	6,930,235

Summary of Company's Share Options
The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the six months ended June 30, 2022 and 2023:

	2023		2022
	Number of Options	Weighted-average exercise price	Number of Options	Weighted-average exercise price
		US$		US$
Outstanding at January 1,	135,979,705	0.217	155,059,183	0.203
Granted	42,127,240	0.718	2,250,000	0.310
Exercised	(661,875)	0.125	(6,973,958)	0.022
Forfeited	(143,750)	0.218	(15,568,541)	0.225

Outstanding at June 30,	177,301,320	0.337	134,766,684	0.212

Outstanding at June 30, 2023 as converted	12,708,781

Exercisable at the end of the period	92,731,191		58,381,043

Exercisable at the end of June 30, 2023 as converted	6,646,879

The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the years ended December 31, 2020, 2021 and 2022:

	2020		2021		2022
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
		US$		US$		US$
Outstanding at January 1,	57,835,912	0.015	151,133,235	0.169	155,059,183	0.203
Granted	119,663,533	0.256	39,715,000	0.279	11,500,000	0.310
Exercised	(25,949,960)	0.232	(6,511,135)	0.022	(8,552,187)	0.046
Forfeited	(416,250)	0.061	(29,277,917)	0.169	(22,027,291)	0.232

Outstanding at December 31,	151,133,235	0.169	155,059,183	0.203	135,979,705	0.217

Exercisable at the end of the year	41,736,788		78,269,054		67,667,737

Summary of Share-Based Payment Transactions	The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2023	2022
Grant date option fair value per share	US$0.502	US$0.152
Exercise price	US$0.717	US$0.310
Expected volatility (note i)	78%	75%
Expected life	6.078 years	6.078 years
Risk-free rate	3.98%	1.35%
Expected dividend yield	0%	0%

The key inputs into the model were as follows:

Years ended December 31,
	2020		2021		2022
Grant date option fair value per share	US$	0.0549-0.1430	US$	0.1430-0.1544	US$	0.0933-0.1517
Exercise price		US$0.21-0.26		US$0.26-0.31		US$0.31
Expected volatility (note)		70%-80%		75%-80%		75%-77.5%
Expected life		6.078 years		6.078 years		6.078 years
Risk-free rate		0.36%-1.45%		0.51%-1.09%		1.35%-3.98%
Expected dividend yield		0%		0%		0%